UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22417

Destra Investment Trust

(Exact name of registrant as specified in charter)

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Derek Mullins
444 West Lake Street, Suite 1700

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-312-843-6161

Date of fiscal year end: September 30

Date of reporting period: July 1, 2018 – June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2018 TO JUNE 30, 2019

Item 1: Proxy Voting Record

Registrant: Destra Investment Trust

Fund Name: Destra Wolverine Dynamic Asset Fund

07/01/2018 - 06/30/2019

Blackrock Provident Institutional Fund
	Ticker	Security ID:	Meeting Date		Meeting Status
	MUCXX	CUSIP 09248U700	11/21/2018		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Bruce R. Bond	Mgmt	For	For	For
	1.2	Elect Susan J. Carter	Mgmt	For	For	For
	1.3	Elect Collette Chilton	Mgmt	For	For	For
	1.4	Elect Neil A. Cotty	Mgmt	For	For	For
	1.5	Elect Robert Fairbairn	Mgmt	For	For	For
	1.6	Elect Lena G. Goldberg	Mgmt	For	For	For
	1.7	Elect Robert M. Hernandez	Mgmt	For	For	For
	1.8	Elect Henry R. Keizer	Mgmt	For	For	For
	1.9	Elect Cynthia A. Montgomery	Mgmt	For	For	For
	1.10	Elect Donald C. Opatrny	Mgmt	For	For	For
	1.11	Elect John M. Perlowski	Mgmt	For	For	For
	1.12	Elect Joseph P. Platt	Mgmt	For	For	For
	1.13	Elect Mark Stalnecker	Mgmt	For	For	For
	1.14	Elect Kenneth L. Urish	Mgmt	For	For	For
	1.15	Elect Claire A. Walton	Mgmt	For	For	For

Registrant: Destra Investment Trust

Fund Name: Destra Flaherty & Crumrine Preferred and Income Fund

07/01/2018 - 06/30/2019

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
ASPEN INSURANCE HOLDINGS LTD	AHL	G05384162	12/10/2018	Approve adjournment of special meeting, if necessary, to solicit additional proxies	Issuer	Yes	For	For
ASPEN INSURANCE HOLDINGS LTD	AHL	G05384162	12/10/2018	Approve merger agreement	Issuer	Yes	Against	Against
ASPEN INSURANCE HOLDINGS LTD	AHL	G05384154	12/10/2018	Approve adjournment, if necessary, to solicit additional proxies	Issuer	Yes	For	For
ASPEN INSURANCE HOLDINGS LTD	AHL	G05384154	12/10/2018	Approve merger agreement	Issuer	Yes	Against	Against
Blackrock Liquidity Funds	TFDXX	09248U700	11/21/2018	Approve directors	Issuer	Yes	For	For
MB FINANCIAL INC	MBFI	55264U405	9/18/2018	Approve merger of MB Financial with and into Fifth Third Financial	Issuer	Yes	For	For
MB FINANCIAL INC	MBFI	55264U405	9/18/2018	Approve one or more adjournments of the meeting if needed to permit further proxy soliciation in favor of merger proposal	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Destra Investment Trust

By (Signature and Title)*	/s/ Robert Watson
Robert Watson, President
(principal executive officer)

Date	August 20, 2019

*Print the name and title of each signing officer under his or her signature.